UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09153

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Trusts

Semiannual Report

May 31, 2017

California (CEV)    •     Massachusetts (MMV)    •    Michigan (EMI)    •    New Jersey (EVJ)

New York (EVY)    •    Ohio (EVO)    •     Pennsylvania (EVP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2017

Eaton Vance

Municipal Income Trusts

Table of Contents

Performance and Fund Profile

California Municipal Income Trust	2
Massachusetts Municipal Income Trust	3
Michigan Municipal Income Trust	4
New Jersey Municipal Income Trust	5
New York Municipal Income Trust	6
Ohio Municipal Income Trust	7
Pennsylvania Municipal Income Trust	8

Endnotes and Additional Disclosures	9

Financial Statements	10

Annual Meeting of Shareholders	70

Board of Trustees’ Contract Approval	71

Officers and Trustees	75

Important Notices	76

Eaton Vance

California Municipal Income Trust

May 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.64%	0.29%	5.97%	4.91%
Fund at Market Price	—	4.95	–4.98	3.54	4.00
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	6.46%	1.45%	4.57%	5.01%

% Premium/Discount to NAV[3]
					–10.45%

Distributions[4]
Total Distributions per share for the period					$0.260
Distribution Rate at NAV					3.52%
Taxable-Equivalent Distribution Rate at NAV					7.17%
Distribution Rate at Market Price					3.93%
Taxable-Equivalent Distribution Rate at Market Price					8.01%

% Total Leverage[5]
Auction Preferred Shares (APS)					1.88%
Institutional MuniFund Term Preferred (iMTP) Shares					29.47
Residual Interest Bond (RIB) Financing					4.60

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	6.18%	–0.45%	4.85%	5.27%
Fund at Market Price	—	3.89	–7.12	2.95	4.68
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	6.46%	1.45%	4.57%	5.01%

% Premium/Discount to NAV[3]
					–10.42%

Distributions[4]
Total Distributions per share for the period					$0.263
Distribution Rate at NAV					3.47%
Taxable-Equivalent Distribution Rate at NAV					6.46%
Distribution Rate at Market Price					3.87%
Taxable-Equivalent Distribution Rate at Market Price					7.21%

% Total Leverage[5]
APS					5.20%
iMTP Shares					26.90
RIB Financing					1.46

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Michigan Municipal Income Trust

May 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.79%	1.12%	6.21%	6.06%
Fund at Market Price	—	4.68	–2.67	4.98	5.17
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	6.46%	1.45%	4.57%	5.01%

% Premium/Discount to NAV[3]
					–11.89%

Distributions[4]
Total Distributions per share for the period					$0.251
Distribution Rate at NAV					3.12%
Taxable-Equivalent Distribution Rate at NAV					5.76%
Distribution Rate at Market Price					3.54%
Taxable-Equivalent Distribution Rate at Market Price					6.53%

% Total Leverage[5]
APS					1.36%
iMTP Shares					35.25

Fund Profile

Credit Quality (% of total investments)6

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.08%	0.50%	5.36%	4.75%
Fund at Market Price	—	4.88	–7.25	2.33	3.93
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	6.46%	1.45%	4.57%	5.01%

% Premium/Discount to NAV[3]
					–11.19%

Distributions[4]
Total Distributions per share for the period					$0.281
Distribution Rate at NAV					3.98%
Taxable-Equivalent Distribution Rate at NAV					7.73%
Distribution Rate at Market Price					4.48%
Taxable-Equivalent Distribution Rate at Market Price					8.70%

% Total Leverage[5]
APS					4.33%
iMTP Shares					28.39
RIB Financing					5.22

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New York Municipal Income Trust

May 31, 2017

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.42%	0.01%	5.77%	5.29%
Fund at Market Price	—	3.23	–4.98	3.44	4.38
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	6.46%	1.45%	4.57%	5.01%

% Premium/Discount to NAV[3]
					–9.44%

Distributions[4]
Total Distributions per share for the period					$0.305
Distribution Rate at NAV					4.13%
Taxable-Equivalent Distribution Rate at NAV					8.00%
Distribution Rate at Market Price					4.56%
Taxable-Equivalent Distribution Rate at Market Price					8.84%

% Total Leverage[5]
APS					3.19%
iMTP Shares					22.87
RIB Financing					12.52

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Ohio Municipal Income Trust

May 31, 2017

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	5.04%	0.24%	5.88%	5.81%
Fund at Market Price	—	3.73	–5.56	3.53	5.02
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	6.46%	1.45%	4.57%	5.01%

% Premium/Discount to NAV[3]
					–9.69%

Distributions[4]
Total Distributions per share for the period					$0.305
Distribution Rate at NAV					4.00%
Taxable-Equivalent Distribution Rate at NAV					7.44%
Distribution Rate at Market Price					4.43%
Taxable-Equivalent Distribution Rate at Market Price					8.24%

% Total Leverage[5]
APS					6.38%
iMTP Shares					27.15
RIB Financing					2.15

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2017

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	3.98%	1.05%	5.53%	5.17%
Fund at Market Price	—	2.03	–1.63	3.01	4.36
Bloomberg Barclays Long (22+) Year Municipal Bond Index	—	6.46%	1.45%	4.57%	5.01%

% Premium/Discount to NAV[3]
					–11.99%

Distributions[4]
Total Distributions per share for the period					$0.265
Distribution Rate at NAV					3.63%
Taxable-Equivalent Distribution Rate at NAV					6.62%
Distribution Rate at Market Price					4.12%
Taxable-Equivalent Distribution Rate at Market Price					7.51%

% Total Leverage[5]
APS					7.31%
iMTP Shares					29.56

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Trusts

May 31, 2017

Endnotes and Additional Disclosures

[1]	Bloomberg Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]	The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for California Municipal Income Trust and Ohio Municipal Income Trust.
[5]	Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

9

Eaton Vance

California Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 147.1%

Security	Principal Amount (000’s omitted)	Value

Education — 8.8%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$195	$225,393
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	330	376,966
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	745	804,108
California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,600	1,899,552
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	235	278,068
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	630	708,788
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	415	468,124
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	285	321,862
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	810	936,214
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	850	977,823
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	895	1,023,137
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	895	970,162

		$8,990,197

Electric Utilities — 8.3%
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	$270	$293,512
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,170	2,274,551
Northern California Power Agency, 5.25%, 8/1/24	1,500	1,661,505
Sacramento Municipal Utility District, 5.00%, 8/15/27	995	1,149,384
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,335	1,541,551
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	680	750,360
Vernon, Electric System Revenue, 5.125%, 8/1/21	775	835,690

		$8,506,553

Escrowed / Prerefunded — 12.4%
California Department of Water Resources, Prerefunded to 6/1/18, 5.00%, 12/1/29	$715	$745,194
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	3,135	3,338,649

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	$2,490	$2,638,006
California Health Facilities Financing Authority, (Providence Health System), Prerefunded to 10/1/18, 6.50%, 10/1/38	1,475	1,586,879
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/27	340	394,842
Sacramento Municipal Utility District, Prerefunded to 8/15/21, 5.00%, 8/15/28	460	534,198
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	665	810,588
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/28	1,130	1,377,391
Tustin Community Facilities District No. 07-1, Prerefunded to 9/1/17, 6.00%, 9/1/37	500	506,460
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	355	384,813
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	335	355,921

		$12,672,941

General Obligations — 34.6%
Alta Loma School District, (Election of 2016), 5.00%, 8/1/42	$1,500	$1,772,685
California, 5.00%, 10/1/31	1,885	2,240,586
California, 5.50%, 11/1/35	1,600	1,822,672
California, 6.00%, 4/1/38	750	819,855
Castro Valley Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,169,690
Escondido, 5.00%, 9/1/36	1,000	1,169,040
Glendale Community College District, (Election of 2016), 5.00%, 8/1/37	2,000	2,394,720
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	2,000	2,339,380
Palo Alto, (Election of 2008), 5.00%, 8/1/40	3,655	4,053,907
Redondo Beach Unified School District, (Election of 2012), 4.00%, 8/1/40	1,000	1,054,140
San Bernardino Community College District, 4.00%, 8/1/30	2,890	3,152,210
San Dieguito Union High School District, (Election of 2012), 4.00%, 8/1/30	1,545	1,686,105
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	860	986,635
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	650	777,510
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,100	1,309,066
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(1)	3,180	3,442,096

10	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Santa Clarita Community College District, 4.00%, 8/1/46	$2,500	$2,637,375
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	2,150	2,497,999

		$35,325,671

Hospital — 11.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,130,640
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	190	215,067
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	635	724,173
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	910	1,037,291
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	2,000	2,312,180
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	1,000	1,140,690
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	1,145	1,315,342
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	535	609,065
Washington Township Health Care District, 5.00%, 7/1/32	2,780	2,785,893

		$11,270,341

Insured – Education — 1.4%
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	$1,250	$1,478,413

		$1,478,413

Insured – Escrowed / Prerefunded — 12.6%
Foothill/Eastern Transportation Corridor Agency, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$4,328,181
Glendale, Electric System Revenue, (AGC), Prerefunded to 2/1/18, 5.00%, 2/1/31	2,790	2,868,176
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	2,005	2,019,336
San Diego County Water Authority, Certificates of Participation, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38(1)	3,500	3,635,695

		$12,851,388

Insured – General Obligations — 5.0%
Cotati-Rohnert Park Unified School District, (BAM), 5.00%, 8/1/39	$1,000	$1,149,340
Sweetwater Union High School District, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	3,912,266

		$5,061,606

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.3%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/17	$4,410	$4,399,989

		$4,399,989

Insured – Special Tax Revenue — 5.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$4,850	$982,416
Successor Agency to Dinuba Redevelopment Agency, (BAM), 5.00%, 9/1/28	370	436,434
Successor Agency to Rosemead Community Development Commission, (BAM), 5.00%, 10/1/27	1,440	1,746,331
Successor Agency to San Francisco City and County Redevelopment Agency, (NPFG), 5.00%, 8/1/41	2,100	2,432,514

		$5,597,695

Insured – Transportation — 6.5%
Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$5,000	$3,127,800
Alameda Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	4,500	2,738,610
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	740	803,892

		$6,670,302

Lease Revenue / Certificates of Participation — 1.0%
California Public Works Board, 5.00%, 11/1/38	$915	$1,044,573

		$1,044,573

Other Revenue — 0.4%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/32	$385	$391,718

		$391,718

Senior Living / Life Care — 1.6%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$323,547
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41(2)	600	666,852
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	623,789

		$1,614,188

11	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 18.1%
Aliso Viejo Community Facilities District No. 2005-01, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$770	$871,825
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	285	291,256
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	460	469,821
Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,590	1,613,564
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	240	274,774
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	480	550,824
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	240	275,412
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	335	384,131
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	240	275,198
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	2,400	2,683,752
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/34	1,000	1,175,260
Santa Clara Valley Transportation Authority, Sales Tax Revenue, 5.00%, 4/1/36	1,250	1,460,362
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/27	485	546,634
South Orange County Public Financing Authority, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	813,776
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/28	1,600	1,877,568
Successor Agency to San Diego Redevelopment Agency, 5.00%, 9/1/31	2,000	2,388,680
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/32	1,360	1,595,307
Successor Agency to Union City Community Redevelopment Agency, 5.00%, 10/1/36	800	924,184

		$18,472,328

Transportation — 13.7%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,000	$1,079,380
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	2,120	2,343,808
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.00%, 5/15/41	1,500	1,697,295
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5/15/30	1,500	1,556,340
Sacramento County, Airport System Revenue, 5.00%, 7/1/41	1,500	1,716,420

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	$2,760	$3,021,400
San Joaquin Hills Transportation Corridor Agency, 5.00%, 1/15/34	2,265	2,519,314

		$13,933,957

Water and Sewer — 1.9%
San Mateo, Sewer Revenue, 5.00%, 8/1/36	$1,700	$1,900,532

		$1,900,532

Total Tax-Exempt Municipal Securities — 147.1% (identified cost $138,679,665)		$150,182,392

Taxable Municipal Securities — 6.8%

Security	Principal Amount (000’s omitted)	Value

Hospital — 1.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,750	$1,857,222

		$1,857,222

Insured – Special Tax Revenue — 3.9%
Successor Agency to Roseville Redevelopment Agency, (BAM), 4.066%, 9/1/40	$4,000	$3,923,800

		$3,923,800

12	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 1.1%
California Infrastructure and Economic Development Bank, (The Scripps Research Institute), 3.42%, 7/1/36	$1,200	$1,127,328

		$1,127,328

Total Taxable Municipal Securities — 6.8% (identified cost $6,950,000)		$6,908,350

Total Investments — 153.9% (identified cost $145,629,665)		$157,090,742

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.9)%		$(3,000,099)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (45.8)%		$(46,745,186)

Other Assets, Less Liabilities — (5.2)%		$(5,272,640)

Net Assets Applicable to Common Shares — 100.0%		$102,072,817

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 25.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 11.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $666,852 or 0.7% of the Trust’s net assets applicable to common shares.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	38	Short	Sep-17	$(4,771,916)	$(4,799,281)	$(27,365)
U.S. Long Treasury Bond	29	Short	Sep-17	(4,409,780)	(4,460,563)	(50,783)

						$(78,148)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

13	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 146.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,185,775
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,293,366

		$2,479,141

Education — 27.6%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/46	$1,525	$1,756,876
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	1,665	1,858,290
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,192,914
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	874,004
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,123,590
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	106,389
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,193,402
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,485,891
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	858,862

		$11,450,218

Escrowed / Prerefunded — 24.7%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$40	$41,912
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	100	104,779
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/31	1,665	856,476
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Prerefunded to 7/1/17, 0.00%, 7/1/34	5,195	2,314,009
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	654,656
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/17, 5.00%, 7/1/32	1,055	1,058,724
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), Prerefunded to 10/1/17, 5.00%, 10/1/32	1,395	1,414,655
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	538,570

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	$505	$543,956
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/17, 5.00%, 7/1/38	415	416,465
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,497,291
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	805,777

		$10,247,270

General Obligations — 9.8%
Boston, 4.00%, 4/1/24	$300	$330,990
Danvers, 5.25%, 7/1/36	885	1,008,617
Lexington, 4.00%, 2/1/23	255	293,227
Plymouth, 5.00%, 5/1/31	345	388,380
Plymouth, 5.00%, 5/1/32	315	352,954
Wayland, 5.00%, 2/1/33	510	569,038
Wayland, 5.00%, 2/1/36	770	857,680
Winchester, 5.00%, 4/15/36	245	274,723

		$4,075,609

Hospital — 27.0%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,095,570
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	205,389
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	619,752
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,414,075
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,000	1,115,830
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	600	705,204
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	555	617,415
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,328,725
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	543,810
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,198,231
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,036,445

14	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/32	$945	$948,119
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	370,027

		$11,198,592

Housing — 2.4%
Massachusetts Housing Finance Agency, 3.35%, 12/1/41	$1,000	$977,070

		$977,070

Industrial Development Revenue — 1.9%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$801,824

		$801,824

Insured – Education — 7.6%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,381,250
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,759,976

		$3,141,226

Insured – Electric Utilities — 1.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$600,446

		$600,446

Insured – Escrowed / Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$335	$367,529

		$367,529

Insured – General Obligations — 3.2%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,326,600

		$1,326,600

Insured – Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$815,392

		$815,392

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 9.3%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$775	$939,292
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	1,195	1,410,865
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,296,560
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	223,829

		$3,870,546

Insured – Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$165	$172,783

		$172,783

Insured – Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$315,816

		$315,816

Senior Living / Life Care — 1.8%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$135,396
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	140,545
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	475,940

		$751,881

Special Tax Revenue — 4.2%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46	$1,500	$1,758,855

		$1,758,855

Student Loan — 3.4%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$1,500	$1,428,780

		$1,428,780

Transportation — 10.5%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,623,375
Massachusetts Port Authority, 5.00%, 7/1/28	500	558,305
Massachusetts Port Authority, 5.00%, 7/1/34	670	736,565
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,446,687

		$4,364,932

15	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 1.3%
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/29	$495	$542,362

		$542,362

Total Tax-Exempt Municipal Securities — 146.2% (identified cost $55,883,147)		$60,686,872

Taxable Municipal Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value

Student Loan — 2.0%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$750	$820,635

Total Taxable Municipal Securities — 2.0% (identified cost $736,146)		$820,635

Total Investments — 148.2% (identified cost $56,619,293)		$61,507,507

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.8)%		$(3,250,072)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (40.3)%		$(16,701,614)

Other Assets, Less Liabilities — (0.1)%		$(57,137)

Net Assets Applicable to Common Shares — 100.0%		$41,498,684

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 17.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.3% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $1,418,309 or 3.4% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	23	Short	Sep-17	$(3,497,411)	$(3,537,687)	$(40,276)

						$(40,276)

16	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Abbreviations:

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

17	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 161.7%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 2.2%
Michigan Municipal Bond Authority, Prerefunded to 10/1/19, 5.00%, 10/1/29	$600	$655,278

		$655,278

Education — 12.7%
Michigan State University, 5.00%, 2/15/40	$1,000	$1,083,420
Oakland University, 5.00%, 3/1/42	500	553,985
University of Michigan, 5.00%, 4/1/35	1,500	1,810,545
Wayne State University, 5.00%, 11/15/40	370	413,360

		$3,861,310

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39	$1,135	$1,279,508
Lansing Board of Water and Light, 5.50%, 7/1/41	500	571,135
Michigan Public Power Agency, 5.00%, 1/1/43	800	850,736

		$2,701,379

Escrowed / Prerefunded — 4.9%
Ann Arbor Public Schools, Prerefunded to 5/1/18, 4.50%, 5/1/24	$350	$361,770
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	115	128,155
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	125	139,684
Michigan, Prerefunded to 5/1/19, 5.50%, 11/1/25	270	293,296
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), Prerefunded to 6/1/19, 6.125%, 6/1/39	500	551,370

		$1,474,275

General Obligations — 45.3%
Battle Creek, 5.00%, 12/1/41	$1,000	$1,154,430
Byron Center Public Schools, 5.00%, 5/1/43(1)	1,500	1,730,460
Comstock Park Public Schools, 5.125%, 5/1/31	275	305,902
Comstock Park Public Schools, 5.25%, 5/1/33	220	247,337
East Grand Rapids Public Schools, 5.00%, 5/1/39	435	490,706
Jenison Public Schools, 5.00%, 5/1/28	500	557,500
Jenison Public Schools, 5.00%, 5/1/30	500	561,455
Kent County, 5.00%, 1/1/25	1,500	1,591,320
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,121,650
Lakeview School District, 5.00%, 5/1/40	1,050	1,196,454
Lansing Community College, 5.00%, 5/1/30	1,005	1,141,630
Marysville Public Schools District, 5.00%, 5/1/37	1,065	1,223,344

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Rockford Public Schools, 5.00%, 5/1/44	$750	$851,497
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	416,458
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,128,730

		$13,718,873

Hospital — 21.9%
Grand Traverse County Hospital Finance Authority, (Munson Healthcare), 5.00%, 7/1/47	$1,000	$1,102,590
Michigan Finance Authority, (Henry Ford Health System), 5.00%, 11/15/41	1,000	1,128,440
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	274,395
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	556,515
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	990	1,095,960
Michigan Finance Authority, (Trinity Health Corp.), Prerefunded to 12/1/20, 5.00%, 12/1/27	10	11,355
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,392,787
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,084,570

		$6,646,612

Industrial Development Revenue — 2.5%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$746,752

		$746,752

Insured – Education — 0.6%
Wayne State University, (AGM), 5.00%, 11/15/35	$165	$173,531

		$173,531

Insured – Electric Utilities — 3.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$687,784
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	272,657
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	168,361

		$1,128,802

Insured – Escrowed / Prerefunded — 12.0%
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.125%, 10/1/33	$570	$602,114
Ferris State University, (AGC), Prerefunded to 10/1/18, 5.25%, 10/1/38	500	528,995

18	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Grand Rapids, Water Supply System, (AGC), Prerefunded to 1/1/19, 5.10%, 1/1/39	$1,000	$1,066,040
Van Dyke Public Schools, (AGM), Prerefunded to 5/1/18, 5.00%, 5/1/38	1,250	1,297,725
Wayne State University, (AGM), Prerefunded to 11/15/18, 5.00%, 11/15/35	135	143,092

		$3,637,966

Insured – General Obligations — 19.6%
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	$500	$569,400
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	156,504
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	250,613
Detroit School District, (AGM), 5.25%, 5/1/32	300	366,084
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,128,420
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	1,006,414
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	564,355
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,348,872
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	563,765

		$5,954,427

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$181,291

		$181,291

Insured – Transportation — 3.5%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,050,960

		$1,050,960

Insured – Water and Sewer — 5.0%
Coldwater, Water Supply and Wastewater System Revenue, (AGM), 4.00%, 8/1/41	$1,000	$1,038,880
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	486,680

		$1,525,560

Lease Revenue / Certificates of Participation — 3.5%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,064,860

		$1,064,860

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 3.7%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,130,060

		$1,130,060

Water and Sewer — 11.1%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$819,203
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	925,975
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,340,200
Port Huron, Water Supply System, 5.25%, 10/1/31	250	278,195

		$3,363,573

Total Tax-Exempt Investments — 161.7% (identified cost $45,915,352)		$49,015,509

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.1)%		$(650,114)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (55.3)%		$(16,754,309)

Other Assets, Less Liabilities — (4.3)%		$(1,305,363)

Net Assets Applicable to Common Shares — 100.0%		$30,305,723

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 27.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 12.5% of total investments.

(1)	When-issued security.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.

19	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 156.9%

Security	Principal Amount (000’s omitted)	Value

Education — 16.5%
Camden County Improvement Authority, (Rowan University School of Osteopathic Medicine), 5.00%, 12/1/32	$1,270	$1,443,076
New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	1,730	1,872,465
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	620	710,935
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	380	434,154
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	640	707,866
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	1,230	1,384,697
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,650	1,655,825
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	965	1,090,720
Rutgers State University, 5.00%, 5/1/33	1,000	1,140,820

		$10,440,558

Escrowed / Prerefunded — 23.6%
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/28	$1,510	$1,723,423
Monmouth County Improvement Authority, Prerefunded to 1/15/21, 5.00%, 1/15/30	1,455	1,660,650
New Jersey Economic Development Authority, (Duke Farms Foundation), Prerefunded to 7/1/19, 5.00%, 7/1/48	2,040	2,213,114
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	105	114,239
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), Prerefunded to 7/1/18, 5.00%, 7/1/27	2,190	2,287,061
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	2,090	2,097,461
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	915	1,005,182
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	380	402,272
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	250,406
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), Prerefunded to 1/1/20, 5.00%, 7/1/31	1,000	1,103,640

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
North Hudson Sewerage Authority, Prerefunded to 6/1/22, 5.00%, 6/1/29	$55	$64,885
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	1,900	2,049,074

		$14,971,407

General Obligations — 1.2%
Monmouth County Improvement Authority, 5.00%, 1/15/28	$340	$381,728
Monmouth County Improvement Authority, 5.00%, 1/15/30	340	379,331

		$761,059

Hospital — 13.8%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$650	$732,888
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	104,110
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	750	788,850
New Jersey Health Care Facilities Financing Authority, (Hackensack Meridian Health Obligated Group), 4.00%, 7/1/34	500	521,940
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	265	303,107
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	54,909
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	990	1,148,944
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/33	120	138,234
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,305	2,606,448
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/30	1,000	1,143,430
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,075	1,172,062

		$8,714,922

Housing — 1.0%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$335	$335,271
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	325	327,672

		$662,943

20	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 7.6%
Essex County Improvement Authority, (Covanta), (AMT), 5.25%, 7/1/45(1)	$1,085	$1,092,302
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	54,235
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	135	147,388
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	832,477
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	241,151
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	2,235	2,423,567

		$4,791,120

Insured – Education — 0.7%
New Jersey Educational Facilities Authority, (Ramapo College), (AGM), 5.00%, 7/1/31	$350	$416,213

		$416,213

Insured – Electric Utilities — 2.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$135	$147,382
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	490	532,238
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	644,861

		$1,324,481

Insured – Escrowed / Prerefunded — 5.2%
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	$1,240	$1,325,672
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	970	1,038,996
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	520	556,988
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), Prerefunded to 7/1/18, 5.00%, 7/1/38	370	386,561

		$3,308,217

Insured – General Obligations — 6.6%
Atlantic City, (BAM), 5.00%, 3/1/37(2)	$500	$556,140
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,015	1,074,976
Irvington Township, (AGM), 5.00%, 7/15/31	1,000	1,141,820
Paterson, (BAM), 5.00%, 1/15/26	1,240	1,388,304

		$4,161,240

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 2.4%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$1,380	$1,491,007

		$1,491,007

Insured – Industrial Development Revenue — 3.1%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$1,940	$1,989,858

		$1,989,858

Insured – Lease Revenue / Certificates of Participation — 2.9%
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	$575	$639,377
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,211,930

		$1,851,307

Insured – Special Tax Revenue — 14.4%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$5,250	$4,150,388
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	4,300	3,167,208
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,422,989
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,020	409,171

		$9,149,756

Insured – Student Loan — 2.2%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$1,340	$1,386,887

		$1,386,887

Insured – Transportation — 7.9%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$850	$937,235
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	2,000	2,225,220
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,507,248
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	315	341,564

		$5,011,267

Lease Revenue / Certificates of Participation — 4.4%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$995	$1,016,183
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	400	435,196

21	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$1,320	$1,342,691

		$2,794,070

Other Revenue — 0.4%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$250	$282,340

		$282,340

Senior Living / Life Care — 3.5%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465	$475,081
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	770	784,168
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	719,474
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	235,711

		$2,214,434

Special Tax Revenue — 1.3%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100	$100,192
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	175	175,245
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	750	426,240
Puerto Rico Sales Tax Financing Corp., 5.75%, 8/1/37	500	128,750

		$830,427

Student Loan — 2.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 2.005%, 6/1/36(3)	$625	$617,312
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	740	763,473

		$1,380,785

Transportation — 30.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,060	$1,151,679
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,080	1,172,545
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	750	769,567
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,164,317

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	$250	$264,058
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	530	563,549
New Jersey Turnpike Authority, 5.25%, 1/1/40	3,600	3,802,248
Port Authority of New York and New Jersey, 5.00%, 10/15/41(4)	5,000	5,819,800
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	2,000	2,318,200
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(4)	1,995	2,061,394
South Jersey Transportation Authority, 5.00%, 11/1/39	400	439,156

		$19,526,513

Water and Sewer — 3.1%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$1,220	$1,355,749
Sussex County Municipal Utilities Authority, 0.00%, 12/1/36	1,250	624,563

		$1,980,312

Total Tax-Exempt Municipal Securities — 156.9% (identified cost $93,806,613)		$99,441,123

Taxable Municipal Securities — 3.1%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 1.8%
Atlantic City, 7.50%, 3/1/40	$1,000	$1,156,560

		$1,156,560

22	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 1.3%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(5)	$750	$802,763

		$802,763

Total Taxable Municipal Securities — 3.1% (identified cost $1,792,725)		$1,959,323

Total Investments — 160.0% (identified cost $95,599,338)		$101,400,446

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (7.0)%		$(4,425,010)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (45.5)%		$(28,848,035)

Other Assets, Less Liabilities — (7.5)%		$(4,738,883)

Net Assets Applicable to Common Shares — 100.0%		$63,388,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 29.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 9.4% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $1,092,302 or 1.7% of the Trust’s net assets applicable to common shares.

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2017.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	30	Short	Sep-17	$(4,561,841)	$(4,614,375)	$(52,534)

						$(52,534)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 156.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,896,253
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,642,205

		$4,538,458

Cogeneration — 1.0%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$805	$805,073

		$805,073

Education — 27.0%
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	$1,490	$1,579,013
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	344,256
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	548,122
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,045,600
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	815,639
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	551,902
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,159,140
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	250,763
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,149,070
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,375,932
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,698,925
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	372,808
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	461,940
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,862,161
New York Dormitory Authority, (The New School), 4.00%, 7/1/43	500	515,260
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	2,000	2,266,700
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	301,000

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	$735	$787,817
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,401,969

		$21,488,017

Electric Utilities — 4.5%
Long Island Power Authority, Electric System Revenue, Prerefunded to 5/1/19, 6.00%, 5/1/33	$1,420	$1,556,817
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,040,898

		$3,597,715

Escrowed / Prerefunded — 13.9%
Brooklyn Arena Local Development Corp., (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	$380	$431,475
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	135	137,576
Metropolitan Transportation Authority, Prerefunded to 11/15/17, 5.00%, 11/15/37	655	667,497
Metropolitan Transportation Authority, Dedicated Tax Revenue, Prerefunded to 11/15/19, 5.00%, 11/15/34	1,500	1,649,310
New York City, Prerefunded to 10/15/18, 6.25%, 10/15/28	955	1,025,756
New York City Cultural Resources Trust, (Museum of Modern Art), Prerefunded to 10/1/18, 5.00%, 4/1/31	625	659,869
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	750	752,647
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,255,062
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 4.50%, 7/1/32	395	456,987
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,183,070
Saratoga County Industrial Development Agency, (Saratoga Hospital), Prerefunded to 12/1/17, 5.25%, 12/1/32	650	664,450
Saratoga County Water Authority, Prerefunded to 9/1/18, 5.00%, 9/1/48	1,000	1,052,030
Triborough Bridge and Tunnel Authority, Prerefunded to 11/15/18, 5.25%, 11/15/34(1)	1,025	1,090,289

		$11,026,018

General Obligations — 5.7%
New York, 5.00%, 2/15/34(1)	$4,000	$4,517,960
New York City, 6.25%, 10/15/28	45	48,296

		$4,566,256

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital — 11.2%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$145,519
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,069,248
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,089,680
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,103,480
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,114,460
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	602,002
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	800	898,360
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	100	110,314
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.125%, 12/1/29	415	447,171
New York Dormitory Authority, (Orange Regional Medical Center), Prerefunded to 12/1/18, 6.25%, 12/1/37	835	902,167
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,173,385
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	185	214,212

		$8,869,998

Housing — 9.5%
New York City Housing Development Corp., MFMR, 3.75%, 11/1/40	$500	$512,035
New York City Housing Development Corp., MFMR, 3.95%, 11/1/36	750	788,708
New York Housing Finance Agency, 3.80%, 11/1/35	650	674,856
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,034,900
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,500	1,433,685
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,644,346
New York Mortgage Agency, 3.90%, 10/1/36	480	498,403

		$7,586,933

Industrial Development Revenue — 7.5%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,047,180
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	500	433,345

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue (continued)
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	$1,000	$991,640
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	1,000	1,263,410
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	300	392,967
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,800	1,809,468

		$5,938,010

Insured – Education — 5.3%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,656,688
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,578,526

		$4,235,214

Insured – Electric Utilities — 1.9%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 4/1/19, 5.75%, 4/1/33	$1,365	$1,484,697

		$1,484,697

Insured – General Obligations — 2.3%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,805,177

		$1,805,177

Insured – Other Revenue — 4.8%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,670,767
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,184,860

		$3,855,627

Insured – Special Tax Revenue — 0.6%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$501,336

		$501,336

Insured – Transportation — 2.9%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	$1,000	$1,031,740
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,278,625

		$2,310,365

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 8.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,818,305
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,051,600
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,397,812
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,185,520

		$6,453,237

Senior Living / Life Care — 8.9%
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.00%, 11/1/24	$80	$92,930
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/25	205	243,491
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/26	225	267,813
Brookhaven Local Development Corp., (Jeffersons Ferry), 5.25%, 11/1/36	530	594,803
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	919,076
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	855	939,867
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	293,392
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	124,489
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	988,903
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	101,656
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	239,269
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	238,018
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	2,002,057

		$7,045,764

Special Tax Revenue — 17.9%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	$1,185	$1,349,490
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	915	1,052,290
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,125,740

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.25%, 3/15/38	$1,000	$1,072,740
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,737,500
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,886,320

		$14,224,080

Transportation — 14.1%
Metropolitan Transportation Authority, 5.00%, 11/15/38	$1,500	$1,685,100
New York Thruway Authority, 5.00%, 1/1/37	695	787,498
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,128,870
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	1,665	1,924,540
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/44	500	561,465
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,022,947
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38	1,930	2,263,562
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	1,715	1,822,153

		$11,196,135

Water and Sewer — 3.6%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$346,174
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	2,385	2,507,112

		$2,853,286

Total Tax-Exempt Municipal Securities — 156.4% (identified cost $113,196,733)		$124,381,396

Taxable Municipal Securities — 1.9%

Security	Principal Amount (000’s omitted)	Value

Education — 1.9%
New York Dormitory Authority, (New York University), 3.998%, 7/1/39(3)	$1,500	$1,525,845

Total Taxable Municipal Securities — 1.9% (identified cost $1,523,250)		$1,525,845

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 2.3%

Security	Principal Amount (000’s omitted)	Value

Hospital — 2.3%
NYU Hospitals Center, 4.168%, 7/1/37	$1,500	$1,528,371
NYU Hospitals Center, 4.368%, 7/1/47	315	323,990

Total Corporate Bonds & Notes — 2.3% (identified cost $1,836,193)		$1,852,361

Miscellaneous — 0.9%

Security	Units	Value

Real Estate — 0.9%
CMS Liquidating Trust(2)(4)(5)	257	$691,928

Total Miscellaneous — 0.9% (identified cost $822,400)		$691,928

Total Investments — 161.5% (identified cost $117,378,576)		$128,451,530

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.2)%		$(4,125,901)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (37.0)%		$(29,445,804)

Other Assets, Less Liabilities — (19.3)%		$(15,360,771)

Net Assets Applicable to Common Shares — 100.0%		$79,519,054

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 11.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $6,332,867 or 8.0% of the Trust’s net assets applicable to common shares.

(3)	When-issued security.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Sep-17	$(4,409,780)	$(4,460,563)	$(50,783)

						$(50,783)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.

FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 153.9%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.9%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$715	$833,604

		$833,604

Education — 18.9%
Kent State University, 5.00%, 5/1/30	$450	$539,546
Miami University, 4.00%, 9/1/39	500	528,000
Miami University, 5.00%, 9/1/33	1,000	1,124,660
Ohio Higher Educational Facility Commission, (Denison University), 5.00%, 11/1/42	1,050	1,226,012
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	310,439
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	438,304
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	575,625
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/42	500	581,815
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,059,070
Ohio State University, 5.00%, 12/1/28	480	610,022
Ohio State University, 5.00%, 12/1/30	545	691,098
University of Cincinnati, 5.00%, 6/1/34	500	554,395

		$8,238,986

Electric Utilities — 5.0%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$528,059
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	765	806,386
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	225	260,177
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	574,590

		$2,169,212

Escrowed / Prerefunded — 19.6%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$932,967
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,891,172
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	1,025	1,079,530

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	$445	$454,367
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	172,730
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	189,970
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	650,234
Montgomery County, (Catholic Health Initiatives), Prerefunded to 5/1/19, 5.50%, 5/1/34	175	190,157
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	173,426
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	957,474
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	397,065
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	25,934
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	250	275,010
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,145,450

		$8,535,486

General Obligations — 5.0%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$382,366
Lakewood City School District, 5.00%, 11/1/39	400	459,092
Oregon City School District, 4.00%, 12/1/30	1,250	1,347,850

		$2,189,308

Hospital — 20.1%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,188,423
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	614,891
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	548,985
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	876,544
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	288,465
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	855,202

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	$315	$324,576
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	544,760
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	866,384
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	325	342,254
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,068,870
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	222,038
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	645,868
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	186,574
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	92,435
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	86,686

		$8,752,955

Housing — 5.8%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,531,325

		$2,531,325

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,565

		$556,565

Insured – Education — 4.0%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$820,110
Kent State University, (AGC), 5.00%, 5/1/26	85	91,096
Wright State University, (BAM), 5.00%, 5/1/31	750	828,383

		$1,739,589

Insured – Electric Utilities — 11.9%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$524,094
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	855,940
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	677,510

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	$3,000	$2,398,440
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	330,885
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	218,344
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	168,361

		$5,173,574

Insured – Escrowed / Prerefunded — 18.9%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,082,160
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	530,925
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	987,157
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	458,516
Miami University, (AMBAC), Prerefunded to 9/1/17, 3.25%, 9/1/26	580	583,445
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,864,467
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	531,267
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	156,240
University of Akron, Series 2008A, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	1,500	1,536,495
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	184,412
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	320	327,786

		$8,242,870

Insured – General Obligations — 8.2%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$612,198
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,685,898
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,270,180

		$3,568,276

Insured – Hospital — 4.6%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,940	$1,994,883

		$1,994,883

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$109,382

		$109,382

Insured – Transportation — 9.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$667,866
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	155,816
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,220,070
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,274,700
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	627,370

		$3,945,822

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$681,352

		$681,352

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,014,360
Summit County Port Authority, 5.00%, 12/1/31	445	505,262

		$1,519,622

Senior Living / Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$707,258
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	405,863
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	230	256,135
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	318,912

		$1,688,168

Special Tax Revenue — 7.4%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$285,578
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	571,155

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$180	$214,450
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	345,065
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/29	1,500	1,820,415

		$3,236,663

Transportation — 0.6%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$250,235

		$250,235

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$576,185
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	568,170

		$1,144,355

Total Tax-Exempt Investments — 153.9% (identified cost $61,104,464)		$67,102,232

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (9.9)%		$(4,325,155)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (42.0)%		$(18,293,556)

Other Assets, Less Liabilities — (2.0)%		$(883,543)

Net Assets Applicable to Common Shares — 100.0%		$43,599,978

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 37.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 16.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.

30	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 156.2%

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.4%
Northampton County Industrial Development Authority, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$378	$150,652

		$150,652

Education — 29.4%
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	$500	$535,010
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,276,884
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	1,000	1,040,260
Lehigh County General Purpose Authority, (Muhlenberg College), 5.00%, 2/1/32	830	975,217
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	876,975
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	52,256
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	75,982
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	164,384
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	104,873
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	148,493
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	124,912
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	226,543
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	715,731
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 5.00%, 5/1/34	470	541,069
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	483,525
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	665,550
Pennsylvania State University, 5.00%, 9/1/34	750	894,397
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	843,938
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	294,915
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	628,768

		$10,669,682

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 20.7%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,221,234
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	428,670
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	330,633
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	230,919
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	456,698
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	395,932
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	500	539,500
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), Prerefunded to 3/1/20, 5.00%, 3/1/40	625	692,281
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	785,775
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	420	456,380
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	70,630
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	568,354
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	15,948
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	985	1,047,282
Philadelphia, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	265,644

		$7,505,880

General Obligations — 8.7%
Chester County, 4.00%, 7/15/29	$750	$857,850
Chester County, 5.00%, 7/15/27	105	113,743
Daniel Boone Area School District, 5.00%, 8/15/32	30	31,310
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,280,960
West York Area School District, 5.00%, 4/1/33	750	855,097

		$3,138,960

Hospital — 21.1%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$541,740
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	808,875
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	427,545

31	See Notes to Financial Statements.

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Pennsylvania Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	$500	$515,300
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	235	243,885
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	817,230
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,214,760
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	566,160
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	274,333
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	730,201
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	283,500
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,218,911

		$7,642,440

Housing — 1.3%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$184,798
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	265	265,536

		$450,334

Industrial Development Revenue — 9.5%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(2)	$750	$756,120
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	217,702
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	778,162
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	270,845
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,405,759

		$3,428,588

Insured – Education — 3.6%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$387,941

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	$875	$905,197

		$1,293,138

Insured – Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,173,096

		$1,173,096

Insured – Escrowed / Prerefunded — 17.8%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$475	$485,303
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	750	832,237
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,440	1,517,429
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	519,495
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,105	1,124,271
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,951,340

		$6,430,075

Insured – General Obligations — 3.2%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$25	$25,542
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	852,383
Luzerne County, (AGM), 5.00%, 11/15/29	250	283,475

		$1,161,400

Insured – Hospital — 0.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$317,345

		$317,345

Insured – Lease Revenue / Certificates of Participation — 4.8%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$532,295
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,217,370

		$1,749,665

32	See Notes to Financial Statements.

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Pennsylvania Municipal Income Trust

May 31, 2017

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 2.5%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$669,725
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	250,162

		$919,887

Insured – Transportation — 9.6%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$526,738
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,578
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	1,955,412

		$3,490,728

Insured – Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$553,315

		$553,315

Senior Living / Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$110,559

		$110,559

Transportation — 12.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$505,218
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	309,422
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	490,680
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	515	550,777
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	935	1,035,662
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	461,504
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,072,674

		$4,425,937

Utilities — 1.1%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$365	$400,741

		$400,741

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 4.4%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$762,052
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	827,145

		$1,589,197

Total Tax-Exempt Municipal Securities — 156.2% (identified cost $52,904,734)		$56,601,619

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value

Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$37	$14,699

Total Taxable Municipal Securities — 0.0%(3) (identified cost $36,894)		$14,699

Total Investments — 156.2% (identified cost $52,941,628)		$56,616,318

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.6)%		$(4,200,094)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (46.6)%		$(16,874,800)

Other Assets, Less Liabilities — 2.0%		$702,497

Net Assets Applicable to Common Shares — 100.0%		$36,243,921

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2017, 30.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 14.6% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

33	See Notes to Financial Statements.

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Portfolio of Investments (Unaudited) — continued

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $756,120 or 2.1% of the Trust’s net assets applicable to common shares.

(3)	Amount is less than 0.05%.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation

Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Sep-17	$(1,520,614)	$(1,538,125)	$(17,511)

						$(17,511)

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Statements of Assets and Liabilities (Unaudited)

	May 31, 2017
Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Investments —
Identified cost	$145,629,665	$56,619,293	$45,915,352	$95,599,338
Unrealized appreciation	11,461,077	4,888,214	3,100,157	5,801,108
Investments, at value	$157,090,742	$61,507,507	$49,015,509	$101,400,446
Cash	$—	$92,452	$—	$—
Restricted cash*	150,900	80,500	—	105,000
Interest receivable	1,589,874	751,322	527,638	1,465,629
Receivable for investments sold	591,959	—	—	—
Total assets	$159,423,475	$62,431,781	$49,543,147	$102,971,075

Liabilities
Payable for floating rate notes issued (net of unamortized deferred debt issuance costs of $19,831, $0, $0 and $0, respectively)	$7,315,169	$910,000	$—	$5,330,000
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $229,814, $98,386, $95,691 and $151,965, respectively)	46,745,186	16,701,614	16,754,309	28,848,035
Payable for when-issued securities	—	—	1,715,445	544,995
Payable for variation margin on open financial futures contracts	19,844	11,500	—	15,000
Due to custodian	108,021	—	63,711	306,774
Payable to affiliates:
Investment adviser fee	78,745	21,013	23,320	49,535
Administration fee	27,153	10,507	8,041	17,081
Trustees’ fees	1,653	697	550	1,077
Interest expense and fees payable	16,846	3,498	—	12,202
Accrued expenses	37,942	24,196	21,934	32,848
Total liabilities	$54,350,559	$17,683,025	$18,587,310	$35,157,547
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$3,000,099	$3,250,072	$650,114	$4,425,010
Net assets applicable to common shares	$102,072,817	$41,498,684	$30,305,723	$63,388,518

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$72,546	$27,370	$20,130	$45,982
Additional paid-in capital	100,138,078	39,551,836	27,977,497	67,282,715
Accumulated net realized loss	(9,589,859)	(3,068,220)	(858,197)	(9,806,150)
Accumulated undistributed net investment income	69,123	139,760	66,136	117,397
Net unrealized appreciation	11,382,929	4,847,938	3,100,157	5,748,574
Net assets applicable to common shares	$102,072,817	$41,498,684	$30,305,723	$63,388,518

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	120	130	26	177

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,879	672	674	1,160

Common Shares Outstanding	7,254,575	2,737,021	2,012,994	4,598,158

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.07	$15.16	$15.06	$13.79

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

35	See Notes to Financial Statements.

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May 31, 2017

Statements of Assets and Liabilities (Unaudited) — continued

	May 31, 2017
Assets	New York Trust	Ohio Trust	Pennsylvania Trust
Investments —
Identified cost	$117,378,576	$61,104,464	$52,941,628
Unrealized appreciation	11,072,954	5,997,768	3,674,690
Investments, at value	$128,451,530	$67,102,232	$56,616,318
Cash	$28,170	$—	$—
Restricted cash*	101,500	—	35,000
Interest receivable	1,463,711	938,237	799,419
Receivable for investments sold	2,559,021	—	—
Total assets	$132,603,932	$68,040,469	$57,450,737

Liabilities
Payable for floating rate notes issued	$16,210,000	$1,455,000	$—
Institutional MuniFund Term Preferred Shares, at liquidation value (net of unamortized deferred offering costs of $154,196, $106,444 and $100,200, respectively)	29,445,804	18,293,556	16,874,800
Payable for when-issued securities	3,114,137	—	—
Payable for variation margin on open financial futures contracts	14,500	—	5,000
Due to custodian	—	290,541	63,540
Payable to affiliates:
Investment adviser fee	60,685	32,793	28,113
Administration fee	20,926	11,308	9,694
Trustees’ fees	1,297	740	647
Interest expense and fees payable	56,898	7,840	—
Accrued expenses	34,730	23,558	24,928
Total liabilities	$48,958,977	$20,115,336	$17,006,722
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,125,901	$4,325,155	$4,200,094
Net assets applicable to common shares	$79,519,054	$43,599,978	$36,243,921

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$54,758	$28,572	$26,010
Additional paid-in capital	78,289,682	39,603,459	36,158,296
Accumulated net realized loss	(9,940,714)	(2,194,838)	(3,668,130)
Accumulated undistributed net investment income	93,157	165,017	70,566
Net unrealized appreciation	11,022,171	5,997,768	3,657,179
Net assets applicable to common shares	$79,519,054	$43,599,978	$36,243,921

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	165	173	168

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,184	736	679

Common Shares Outstanding	5,475,751	2,857,157	2,601,014

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.52	$15.26	$13.93

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Statements of Operations (Unaudited)

	Six Months Ended May 31, 2017
Investment Income	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Interest	$3,297,526	$1,273,674	$976,463	$2,217,831
Total investment income	$3,297,526	$1,273,674	$976,463	$2,217,831

Expenses
Investment adviser fee	$469,493	$123,078	$139,034	$295,750
Administration fee	158,497	61,539	46,937	99,843
Trustees’ fees and expenses	5,085	2,135	1,688	3,328
Custodian fee	28,155	15,206	13,224	19,679
Transfer and dividend disbursing agent fees	9,033	9,033	9,033	9,028
Legal and accounting services	28,312	20,444	18,481	23,540
Printing and postage	6,824	4,173	4,235	5,124
Interest expense and fees	667,621	219,904	210,409	399,217
Auction preferred shares service fee	1,185	1,285	257	1,749
Miscellaneous	37,863	32,722	32,044	34,440
Total expenses	$1,412,068	$489,519	$475,342	$891,698

Net investment income	$1,885,458	$784,155	$501,121	$1,326,133

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(19,752)	$(196,462)	$(10,781)	$34,346
Financial futures contracts	(131,017)	(57,508)	—	(75,011)
Net realized loss	$(150,769)	$(253,970)	$(10,781)	$(40,665)
Change in unrealized appreciation (depreciation) —
Investments	$3,728,345	$1,905,138	$1,116,192	$1,732,841
Financial futures contracts	(115,731)	(59,092)	—	(77,076)
Net change in unrealized appreciation (depreciation)	$3,612,614	$1,846,046	$1,116,192	$1,655,765

Net realized and unrealized gain	$3,461,845	$1,592,076	$1,105,411	$1,615,100

Distributions to auction preferred shareholders
From net investment income	$(18,969)	$(20,160)	$(4,086)	$(27,146)

Net increase in net assets from operations	$5,328,334	$2,356,071	$1,602,446	$2,914,087

37	See Notes to Financial Statements.

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May 31, 2017

Statements of Operations (Unaudited) — continued

	Six Months Ended May 31, 2017
Investment Income	New York Trust	Ohio Trust	Pennsylvania Trust
Interest	$2,766,309	$1,416,664	$1,252,296
Total investment income	$2,766,309	$1,416,664	$1,252,296

Expenses
Investment adviser fee	$361,864	$195,912	$167,994
Administration fee	122,162	66,138	56,713
Trustees’ fees and expenses	3,985	2,280	1,985
Custodian fee	23,259	15,197	13,980
Transfer and dividend disbursing agent fees	9,033	9,033	9,028
Legal and accounting services	25,485	19,026	19,704
Printing and postage	5,914	4,477	4,046
Interest expense and fees	478,059	244,115	210,625
Auction preferred shares service fee	1,631	1,709	1,660
Miscellaneous	35,631	34,565	33,830
Total expenses	$1,067,023	$592,452	$519,565

Net investment income	$1,699,286	$824,212	$732,731

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(136,738)	$58,110	$(37,435)
Financial futures contracts	(72,511)	—	(25,004)
Net realized gain (loss)	$(209,249)	$58,110	$(62,439)
Change in unrealized appreciation (depreciation) —
Investments	$2,610,032	$1,178,507	$696,906
Financial futures contracts	(74,507)	—	(25,692)
Net change in unrealized appreciation (depreciation)	$2,535,525	$1,178,507	$671,214

Net realized and unrealized gain	$2,326,276	$1,236,617	$608,775

Distributions to auction preferred shareholders
From net investment income	$(25,537)	$(26,855)	$(26,053)

Net increase in net assets from operations	$4,000,025	$2,033,974	$1,315,453

38	See Notes to Financial Statements.

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Municipal Income Trusts

May 31, 2017

Statements of Changes in Net Assets

	Six Months Ended May 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$1,885,458	$784,155	$501,121	$1,326,133
Net realized loss from investment transactions and financial futures contracts	(150,769)	(253,970)	(10,781)	(40,665)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,612,614	1,846,046	1,116,192	1,655,765
Distributions to auction preferred shareholders —
From net investment income	(18,969)	(20,160)	(4,086)	(27,146)
Net increase in net assets from operations	$5,328,334	$2,356,071	$1,602,446	$2,914,087
Distributions to common shareholders —
From net investment income	$(1,888,366)	$(719,289)	$(505,463)	$(1,291,163)
Total distributions to common shareholders	$(1,888,366)	$(719,289)	$(505,463)	$(1,291,163)

Net increase in net assets	$3,439,968	$1,636,782	$1,096,983	$1,622,924

Net Assets Applicable to Common Shares
At beginning of period	$98,632,849	$39,861,902	$29,208,740	$61,765,594
At end of period	$102,072,817	$41,498,684	$30,305,723	$63,388,518

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$69,123	$139,760	$66,136	$117,397

39	See Notes to Financial Statements.

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Municipal Income Trusts

May 31, 2017

Statements of Changes in Net Assets — continued

	Six Months Ended May 31, 2017 (Unaudited)
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$1,699,286	$824,212	$732,731
Net realized gain (loss) from investment transactions and financial futures contracts	(209,249)	58,110	(62,439)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	2,535,525	1,178,507	671,214
Distributions to auction preferred shareholders —
From net investment income	(25,537)	(26,855)	(26,053)
Net increase in net assets from operations	$4,000,025	$2,033,974	$1,315,453
Distributions to common shareholders —
From net investment income	$(1,670,652)	$(872,576)	$(687,968)
Total distributions to common shareholders	$(1,670,652)	$(872,576)	$(687,968)

Net increase in net assets	$2,329,373	$1,161,398	$627,485

Net Assets Applicable to Common Shares
At beginning of period	$77,189,681	$42,438,580	$35,616,436
At end of period	$79,519,054	$43,599,978	$36,243,921

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$93,157	$165,017	$70,566

40	See Notes to Financial Statements.

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Municipal Income Trusts

May 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2016
Increase (Decrease) in Net Assets	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
From operations —
Net investment income	$4,253,334	$1,565,863	$1,167,069	$2,921,349
Net realized gain from investment transactions, extinguishment of debt and financial futures contracts	481,808	65,132	133,431	191,541
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(5,485,413)	(2,354,034)	(1,258,353)	(3,100,358)
Distributions to auction preferred shareholders —
From net investment income	(61,878)	(36,943)	(19,799)	(55,468)
Discount on redemption and repurchase of auction preferred shares	2,113,875	756,000	758,250	1,305,000
Net increase (decrease) in net assets from operations	$1,301,726	$(3,982)	$780,598	$1,262,064
Distributions to common shareholders —
From net investment income	$(4,400,974)	$(1,612,281)	$(1,249,135)	$(2,941,295)
Total distributions to common shareholders	$(4,400,974)	$(1,612,281)	$(1,249,135)	$(2,941,295)

Net decrease in net assets	$(3,099,248)	$(1,616,263)	$(468,537)	$(1,679,231)

Net Assets Applicable to Common Shares
At beginning of year	$101,732,097	$41,478,165	$29,677,277	$63,444,825
At end of year	$98,632,849	$39,861,902	$29,208,740	$61,765,594

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$91,000	$95,054	$74,564	$109,573

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Statements of Changes in Net Assets — continued

	Year Ended November 30, 2016
Increase (Decrease) in Net Assets	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$3,642,755	$1,856,911	$1,614,407
Net realized gain from investment transactions and financial futures contracts	70,655	352,619	122,890
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(3,672,486)	(2,023,226)	(1,346,307)
Distributions to auction preferred shareholders —
From net investment income	(54,888)	(46,115)	(43,467)
Discount on redemption and repurchase of auction preferred shares	1,332,000	828,000	763,875
Net increase in net assets from operations	$1,318,036	$968,189	$1,111,398
Distributions to common shareholders —
From net investment income	$(3,651,943)	$(1,974,158)	$(1,621,035)
Total distributions to common shareholders	$(3,651,943)	$(1,974,158)	$(1,621,035)
Capital share transactions —
Reinvestment of distributions to common shareholders	$6,051	$—	$—
Net increase in net assets from capital share transactions	$6,051	$—	$—

Net decrease in net assets	$(2,327,856)	$(1,005,969)	$(509,637)

Net Assets Applicable to Common Shares
At beginning of year	$79,517,537	$43,444,549	$36,126,073
At end of year	$77,189,681	$42,438,580	$35,616,436

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$90,060	$240,236	$51,856

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Statements of Cash Flows (Unaudited)

	Six Months Ended May 31, 2017
Cash Flows From Operating Activities	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust
Net increase in net assets from operations	$5,328,334	$2,356,071	$1,602,446	$2,914,087
Distributions to auction preferred shareholders	18,969	20,160	4,086	27,146
Net increase in net assets from operations excluding distributions to auction preferred shareholders	$5,347,303	$2,376,231	$1,606,532	$2,941,233
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(14,990,223)	(4,984,643)	(4,922,498)	(6,110,426)
Investments sold	18,144,206	5,844,234	3,806,210	5,275,980
Net amortization/accretion of premium (discount)	(91,657)	36,304	82,079	(77,236)
Amortization of deferred debt issuance costs	661	—	—	—
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	50,771	21,736	21,139	33,571
Decrease in restricted cash	32,100	21,500	—	27,000
Decrease (increase) in interest receivable	139,749	34,167	(10,259)	62
Decrease in receivable for variation margin on open financial futures contracts	66,053	34,500	—	45,000
Increase in payable for variation margin on open financial futures contracts	19,844	11,500	—	15,000
Increase (decrease) in payable to affiliate for investment adviser fee	(164)	313	13	(317)
Increase in payable to affiliate for administration fee	629	157	207	324
Increase in payable to affiliate for Trustees’ fees	123	45	40	100
Increase (decrease) in interest expense and fees payable	(1,162)	(3,620)	(135)	1,317
Decrease in accrued expenses	(47,543)	(33,588)	(31,601)	(39,921)
Net change in unrealized (appreciation) depreciation from investments	(3,728,345)	(1,905,138)	(1,116,192)	(1,732,841)
Net realized (gain) loss from investments	19,752	196,462	10,781	(34,346)
Net cash provided by (used in) operating activities	$4,962,097	$1,650,160	$(553,684)	$344,500

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(1,888,366)	$(719,289)	$(505,463)	$(1,291,163)
Cash distributions paid to auction preferred shareholders	(18,988)	(20,096)	(4,021)	(27,309)
Repayment of secured borrowings	(4,500,000)	(1,005,000)	—	—
Increase in due to custodian	108,021	—	63,711	306,774
Net cash used in financing activities	$(6,299,333)	$(1,744,385)	$(445,773)	$(1,011,698)

Net decrease in cash	$(1,337,236)	$(94,225)	$(999,457)	$(667,198)

Cash at beginning of period	$1,337,236	$186,677	$999,457	$667,198

Cash at end of period	$—	$92,452	$—	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$617,351	$201,788	$189,405	$364,329

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Statements of Cash Flows (Unaudited) — continued

	Six Months Ended May 31, 2017
Cash Flows From Operating Activities	New York Trust	Ohio Trust	Pennsylvania Trust
Net increase in net assets from operations	$4,000,025	$2,033,974	$1,315,453
Distributions to auction preferred shareholders	25,537	26,855	26,053
Net increase in net assets from operations excluding distributions to auction preferred shareholders	$4,025,562	$2,060,829	$1,341,506
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(9,656,269)	(4,378,413)	(2,361,459)
Investments sold	9,540,133	3,822,658	2,308,014
Net amortization/accretion of premium (discount)	(9,938)	(47,496)	23,242
Amortization of deferred offering costs on Institutional MuniFund Term Preferred Shares	34,067	23,516	22,137
Decrease in restricted cash	26,750	—	9,000
Decrease in interest receivable	27,152	15,788	13,399
Decrease in receivable for variation margin on open financial futures contracts	43,500	—	15,000
Increase in payable for variation margin on open financial futures contracts	14,500	—	5,000
Decrease in payable to affiliate for investment adviser fee	(100)	(120)	(129)
Increase in payable to affiliate for administration fee	494	245	201
Increase in payable to affiliate for Trustees’ fees	97	58	45
Increase (decrease) in interest expense and fees payable	7,947	290	(136)
Decrease in accrued expenses	(41,869)	(33,379)	(34,937)
Net change in unrealized (appreciation) depreciation from investments	(2,610,032)	(1,178,507)	(696,906)
Net realized (gain) loss from investments	136,738	(58,110)	37,435
Net cash provided by operating activities	$1,538,732	$227,359	$681,412

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(1,670,652)	$(872,576)	$(687,968)
Cash distributions paid to auction preferred shareholders	(25,280)	(26,812)	(25,969)
Increase in due to custodian	—	290,541	32,525
Net cash used in financing activities	$(1,695,932)	$(608,847)	$(681,412)

Net decrease in cash	$(157,200)	$(381,488)	$—

Cash at beginning of period	$185,370	$381,488	$—

Cash at end of period	$28,170	$—	$—

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$436,045	$220,309	$188,624

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$13.600		$14.020		$14.080	$12.580	$14.660	$12.410

Income (Loss) From Operations
Net investment income(1)	$0.260		$0.586		$0.737	$0.756	$0.756	$0.791
Net realized and unrealized gain (loss)	0.473		(0.681)		(0.057)	1.507	(2.028)	2.316
Distributions to APS shareholders
From net investment income(1)	(0.003)		(0.009)		(0.009)	(0.007)	(0.012)	(0.018)
Discount on redemption and repurchase of APS(1)	—		0.291		—	—	—	—

Total income (loss) from operations	$0.730		$0.187		$0.671	$2.256	$(1.284)	$3.089

Less Distributions to Common Shareholders
From net investment income	$(0.260)		$(0.607)		$(0.731)	$(0.757)	$(0.796)	$(0.839)

Total distributions to common shareholders	$(0.260)		$(0.607)		$(0.731)	$(0.757)	$(0.796)	$(0.839)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$—	$0.001	$—	$—

Net asset value — End of period (Common shares)	$14.070		$13.600		$14.020	$14.080	$12.580	$14.660

Market value — End of period (Common shares)	$12.600		$12.260		$12.900	$12.670	$11.060	$14.680

Total Investment Return on Net Asset Value(2)	5.64	%(3)	1.38	%(4)	5.28%	19.06%	(8.69)%	25.59%

Total Investment Return on Market Value(2)	4.95	%(3)	(0.68)%		7.65%	21.86%	(19.84)%	22.22%

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$102,073		$98,633	$101,732	$102,129	$91,333	$106,367
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.49	%(7)	1.50%	1.54%	1.60%	1.66%	1.66%
Interest and fee expense(8)	1.34	%(7)	0.87%	0.08%	0.09%	0.10%	0.11%
Total expenses(6)	2.83	%(7)	2.37%	1.62%	1.69%	1.76%	1.77%
Net investment income	3.78	%(7)	4.05%	5.26%	5.64%	5.64%	5.77%
Portfolio Turnover	9	%(3)	12%	9%	11%	8%	17%
Senior Securities:
Total preferred shares outstanding(9)	1,999		1,999	1,999	1,999	1,999	1,999
Asset coverage per preferred share(10)	$76,062		$74,341	$75,892	$76,091	$70,690	$78,210
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.80)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares and APS as of May 31, 2017 and November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.00%	1.01%	1.04%	1.06%	1.09%	1.11%
Interest and fee expense	0.89%	0.59%	0.05%	0.06%	0.07%	0.07%
Total expenses	1.89%	1.60%	1.09%	1.12%	1.16%	1.18%
Net investment income	2.52%	2.74%	3.53%	3.73%	3.73%	3.84%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.560		$15.150		$15.140	$13.730	$16.200	$13.970

Income (Loss) From Operations
Net investment income(1)	$0.286		$0.572		$0.710	$0.726	$0.750	$0.771
Net realized and unrealized gain (loss)	0.584		(0.836)		(0.008)	1.390	(2.432)	2.283
Distributions to APS shareholders
From net investment income(1)	(0.007)		(0.013)		(0.010)	(0.008)	(0.012)	(0.019)
Discount on redemption and repurchase of APS(1)	—		0.276		—	—	—	—

Total income (loss) from operations	$0.863		$(0.001)		$0.692	$2.108	$(1.694)	$3.035

Less Distributions to Common Shareholders
From net investment income	$(0.263)		$(0.589)		$(0.686)	$(0.703)	$(0.776)	$(0.805)

Total distributions to common shareholders	$(0.263)		$(0.589)		$(0.686)	$(0.703)	$(0.776)	$(0.805)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$0.004	$0.005	$—	$—

Net asset value — End of period (Common shares)	$15.160		$14.560		$15.150	$15.140	$13.730	$16.200

Market value — End of period (Common shares)	$13.580		$13.330		$14.020	$13.310	$11.970	$16.350

Total Investment Return on Net Asset Value(2)	6.18	%(3)	0.05	%(4)	5.21%	16.30%	(10.34)%	22.28%

Total Investment Return on Market Value(2)	3.89	%(3)	(1.02)%		10.75%	17.27%	(22.55)%	16.41%

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$41,499		$39,862	$41,478	$41,527	$37,774	$44,549
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.33	%(7)	1.59%	1.62%	1.68%	1.73%	1.73%
Interest and fee expense(8)	1.09	%(7)	0.72%	0.05%	0.05%	0.08%	0.09%
Total expenses(6)	2.42	%(7)	2.31%	1.67%	1.73%	1.81%	1.82%
Net investment income	3.88	%(7)	3.66%	4.70%	4.96%	5.12%	5.06%
Portfolio Turnover	8	%(3)	12%	10%	2%	1%	11%
Senior Securities:
Total preferred shares outstanding(9)	802		802	802	802	802	802
Asset coverage per preferred share(10)	$76,744		$74,703	$76,719	$76,780	$72,100	$80,548
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (1.85)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares and APS as of May 31, 2017 and November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	0.89%	1.09%	1.10%	1.12%	1.16%	1.17%
Interest and fee expense	0.73%	0.49%	0.03%	0.04%	0.05%	0.06%
Total expenses	1.62%	1.58%	1.13%	1.16%	1.21%	1.23%
Net investment income	2.60%	2.49%	3.17%	3.31%	3.42%	3.42%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.510		$14.740		$14.640	$12.910	$15.310	$13.400

Income (Loss) From Operations
Net investment income(1)	$0.249		$0.580		$0.752	$0.730	$0.728	$0.760
Net realized and unrealized gain (loss)	0.554		(0.556)		0.002	1.685	(2.365)	1.944
Distributions to APS shareholders
From net investment income(1)	(0.002)		(0.010)		(0.012)	(0.009)	(0.014)	(0.021)
Discount on redemption and repurchase of APS(1)	—		0.377		—	—	—	—

Total income (loss) from operations	$0.801		$0.391		$0.742	$2.406	$(1.651)	$2.683

Less Distributions to Common Shareholders
From net investment income	$(0.251)		$(0.621)		$(0.709)	$(0.709)	$(0.749)	$(0.773)

Total distributions to common shareholders	$(0.251)		$(0.621)		$(0.709)	$(0.709)	$(0.749)	$(0.773)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$0.067	$0.033	$—	$—

Net asset value — End of period (Common shares)	$15.060		$14.510		$14.740	$14.640	$12.910	$15.310

Market value — End of period (Common shares)	$13.270		$12.920		$12.730	$12.550	$11.000	$14.690

Total Investment Return on Net Asset Value(2)	5.79	%(3)	2.98	%(4)	6.44%	20.18%	(10.49)%	20.92%

Total Investment Return on Market Value(2)	4.68	%(3)	6.21%		7.19%	20.91%	(20.51)%	24.67%

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$30,306		$29,209		$29,677	$30,496	$27,328	$32,391
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.79	%(7)	1.81%		1.77%	1.87%	1.91%	1.89%
Interest and fee expense	1.43	%(7)(8)	0.94	%(8)	—	—	—	—
Total expenses(6)	3.22	%(7)	2.75%		1.77%	1.87%	1.91%	1.89%
Net investment income	3.40	%(7)	3.78%		5.12%	5.24%	5.26%	5.26%
Portfolio Turnover	6	%(3)	12%		4%	26%	11%	14%
Senior Securities:
Total preferred shares outstanding(9)	700		700		700	700	700	700
Asset coverage per preferred share(10)	$68,294		$66,727		$67,396	$68,566	$64,040	$71,273
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.31%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares and APS as of May 31, 2017 and November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.12%	1.16%	1.11%	1.17%	1.20%	1.20%
Interest and fee expense	0.90%	0.60%	—	—	—	—
Total expenses	2.02%	1.76%	1.11%	1.17%	1.20%	1.20%
Net investment income	2.13%	2.41%	3.23%	3.29%	3.29%	3.35%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$13.430		$13.800		$14.060	$12.960	$14.790	$13.020

Income (Loss) From Operations
Net investment income(1)	$0.288		$0.635		$0.745	$0.748	$0.762	$0.802
Net realized and unrealized gain (loss)	0.359		(0.637)		(0.293)	1.098	(1.792)	1.783
Distributions to APS shareholders
From net investment income(1)	(0.006)		(0.012)		(0.010)	(0.008)	(0.012)	(0.018)
Discount on redemption and repurchase of APS(1)	—		0.284		—	—	—	—

Total income (loss) from operations	$0.641		$0.270		$0.442	$1.838	$(1.042)	$2.567

Less Distributions to Common Shareholders
From net investment income	$(0.281)		$(0.640)		$(0.728)	$(0.743)	$(0.788)	$(0.797)

Total distributions to common shareholders	$(0.281)		$(0.640)		$(0.728)	$(0.743)	$(0.788)	$(0.797)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$0.026	$0.005	$—	$—

Net asset value — End of period (Common shares)	$13.790		$13.430		$13.800	$14.060	$12.960	$14.790

Market value — End of period (Common shares)	$12.250		$11.950		$12.320	$12.300	$11.440	$16.380

Total Investment Return on Net Asset Value(2)	5.08	%(3)	2.13	%(4)	4.08%	15.20%	(6.96)%	20.18%

Total Investment Return on Market Value(2)	4.88	%(3)	1.79%		6.21%	14.17%	(25.85)%	29.62%

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$63,389		$61,766	$63,445	$65,624	$60,653	$69,135
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.59	%(7)	1.60%	1.60%	1.64%	1.70%	1.71%
Interest and fee expense(8)	1.29	%(7)	0.82%	0.04%	0.04%	0.08%	0.11%
Total expenses(6)	2.88	%(7)	2.42%	1.64%	1.68%	1.78%	1.82%
Net investment income	4.28	%(7)	4.46%	5.36%	5.47%	5.55%	5.70%
Portfolio Turnover	5	%(3)	9%	8%	6%	16%	14%
Senior Securities:
Total preferred shares outstanding(9)	1,337		1,337	1,337	1,337	1,337	1,337
Asset coverage per preferred share(10)	$72,411		$71,197	$72,453	$74,083	$70,365	$76,709
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.03)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares and APS as of May 31, 2017 and November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.03%	1.06%	1.06%	1.07%	1.12%	1.14%
Interest and fee expense	0.84%	0.54%	0.02%	0.03%	0.05%	0.07%
Total expenses	1.87%	1.60%	1.08%	1.10%	1.17%	1.21%
Net investment income	2.78%	2.95%	3.53%	3.59%	3.65%	3.78%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.100		$14.520		$14.590	$13.260	$15.540	$13.310

Income (Loss) From Operations
Net investment income(1)	$0.310		$0.665		$0.814	$0.840	$0.845	$0.856
Net realized and unrealized gain (loss)	0.420		(0.651)		(0.063)	1.359	(2.232)	2.300
Distributions to APS shareholders
From net investment income(1)	(0.005)		(0.010)		(0.008)	(0.007)	(0.010)	(0.016)
Discount on redemption and repurchase of APS(1)	—		0.243		—	—	—	—

Total income (loss) from operations	$0.725		$0.247		$0.743	$2.192	$(1.397)	$3.140

Less Distributions to Common Shareholders
From net investment income	$(0.305)		$(0.667)		$(0.813)	$(0.862)	$(0.883)	$(0.910)

Total distributions to common shareholders	$(0.305)		$(0.667)		$(0.813)	$(0.862)	$(0.883)	$(0.910)

Net asset value — End of period (Common shares)	$14.520		$14.100		$14.520	$14.590	$13.260	$15.540

Market value — End of period (Common shares)	$13.150		$13.040		$13.730	$13.730	$12.100	$16.150

Total Investment Return on Net Asset Value(2)	5.42	%(3)	1.69	%(4)	5.63%	17.25%	(8.99)%	24.30%

Total Investment Return on Market Value(2)	3.23	%(3)	(0.53)%		6.13%	20.92%	(20.09)%	27.89%

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$79,519		$77,190	$79,518	$79,860	$72,611	$85,001
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.51	%(7)	1.52%	1.53%	1.60%	1.65%	1.66%
Interest and fee expense(8)	1.23	%(7)	0.82%	0.14%	0.15%	0.16%	0.18%
Total expenses(6)	2.74	%(7)	2.34%	1.67%	1.75%	1.81%	1.84%
Net investment income	4.37	%(7)	4.43%	5.60%	5.96%	5.97%	5.90%
Portfolio Turnover	8	%(3)	15%	7%	4%	10%	17%
Senior Securities:
Total preferred shares outstanding(9)	1,349		1,349	1,349	1,349	1,349	1,349
Asset coverage per preferred share(10)	$83,947		$82,220	$83,946	$84,200	$78,826	$88,010
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been (0.06)%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares and APS as of May 31, 2017 and November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.05%	1.08%	1.08%	1.11%	1.15%	1.16%
Interest and fee expense	0.86%	0.58%	0.10%	0.11%	0.11%	0.13%
Total expenses	1.91%	1.66%	1.18%	1.22%	1.26%	1.29%
Net investment income	3.05%	3.14%	3.93%	4.15%	4.16%	4.14%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$14.850		$15.210		$15.150	$13.510	$15.850	$13.440

Income (Loss) From Operations
Net investment income(1)	$0.288		$0.650		$0.771	$0.775	$0.764	$0.786
Net realized and unrealized gain (loss)	0.436		(0.593)		0.031	1.605	(2.352)	2.475
Distributions to APS shareholders
From net investment income(1)	(0.009)		(0.016)		(0.011)	(0.009)	(0.013)	(0.020)
Discount on redemption and repurchase of APS(1)	—		0.290		—	—	—	—

Total income (loss) from operations	$0.715		$0.331		$0.791	$2.371	$(1.601)	$3.241

Less Distributions to Common Shareholders
From net investment income	$(0.305)		$(0.691)		$(0.731)	$(0.731)	$(0.739)	$(0.831)

Total distributions to common shareholders	$(0.305)		$(0.691)		$(0.731)	$(0.731)	$(0.739)	$(0.831)

Net asset value — End of period (Common shares)	$15.260		$14.850		$15.210	$15.150	$13.510	$15.850

Market value — End of period (Common shares)	$13.780		$13.580		$13.700	$13.620	$11.840	$16.800

Total Investment Return on Net Asset Value(2)	5.04	%(3)	2.26	%(4)	5.91%	18.49%	(10.01)%	24.71%

Total Investment Return on Market Value(2)	3.73	%(3)	3.83%		6.11%	21.55%	(25.59)%	33.34%

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2016		2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$43,600		$42,439		$43,445	$43,287	$38,588	$45,284
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.63	%(7)	1.63%		1.61%	1.70%	1.76%	1.76%
Interest and fee expense	1.14	%(7)(8)	0.73	%(8)	—	—	—	—
Total expenses(6)	2.77	%(7)	2.36%		1.61%	1.70%	1.76%	1.76%
Net investment income	3.86	%(7)	4.12%		5.09%	5.36%	5.33%	5.31%
Portfolio Turnover	4	%(3)	5%		1%	9%	10%	11%
Senior Securities:
Total preferred shares outstanding(9)	909		909		909	909	909	909
Asset coverage per preferred share(10)	$72,965		$71,687		$72,795	$72,621	$67,451	$74,818
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000		$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 0.27%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares and APS as of May 31, 2017 and November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.06%	1.09%	1.06%	1.10%	1.13%	1.15%
Interest and fee expense	0.75%	0.48%	—	—	—	—
Total expenses	1.81%	1.57%	1.06%	1.10%	1.13%	1.15%
Net investment income	2.52%	2.74%	3.34%	3.46%	3.43%	3.45%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
			2016		2015	2014	2013	2012
Net asset value — Beginning of period (Common shares)	$13.690		$13.890		$13.910	$12.770	$14.780	$13.250

Income (Loss) From Operations
Net investment income(1)	$0.282		$0.621		$0.752	$0.755	$0.750	$0.786
Net realized and unrealized gain (loss)	0.233		(0.475)		(0.099)	1.143	(1.960)	1.591
Distributions to APS shareholders
From net investment income(1)	(0.010)		(0.017)		(0.011)	(0.008)	(0.013)	(0.020)
Discount on redemption and repurchase of APS(1)	—		0.294		—	—	—	—

Total income (loss) from operations	$0.505		$0.423		$0.642	$1.890	$(1.223)	$2.357

Less Distributions to Common Shareholders
From net investment income	$(0.265)		$(0.623)		$(0.727)	$(0.764)	$(0.787)	$(0.827)

Total distributions to common shareholders	$(0.265)		$(0.623)		$(0.727)	$(0.764)	$(0.787)	$(0.827)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$—		$0.065	$0.014	$—	$—

Net asset value — End of period (Common shares)	$13.930		$13.690		$13.890	$13.910	$12.770	$14.780

Market value — End of period (Common shares)	$12.260		$12.280		$12.040	$12.050	$10.950	$15.100

Total Investment Return on Net Asset Value(2)	3.98	%(3)	3.46	%(4)	6.02%	16.07%	(8.07)%	18.20%

Total Investment Return on Market Value(2)	2.03	%(3)	7.06%		6.08%	17.26%	(22.84)%	17.23%

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Six Months Ended May 31, 2017 (Unaudited)		Year Ended November 30,
Ratios/Supplemental Data			2016	2015	2014	2013	2012
Net assets applicable to common shares, end of period (000’s omitted)	$36,244		$35,616	$36,126	$37,532	$34,736	$40,188
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.74	%(7)	1.77%	1.76%	1.79%	1.85%	1.85%
Interest and fee expense(8)	1.18	%(7)	0.80%	0.01%	0.04%	0.05%	0.04%
Total expenses(6)	2.92	%(7)	2.57%	1.77%	1.83%	1.90%	1.89%
Net investment income	4.12	%(7)	4.34%	5.42%	5.61%	5.53%	5.57%
Portfolio Turnover	4	%(3)	9%	3%	4%	11%	15%
Senior Securities:
Total preferred shares outstanding(9)	847		847	847	847	847	847
Asset coverage per preferred share(10)	$67,791		$67,050	$67,653	$69,312	$66,011	$72,448
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)	The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 1.24%.

(5)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G) and iMTP Shares issued to redeem a portion of the Trust’s APS (see Note 3).

(9)	Preferred shares represent iMTP Shares and APS as of May 31, 2017 and November 30, 2016 and APS as of November 30, 2015, 2014, 2013 and 2012.

(10)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.

(11)	Plus accumulated and unpaid dividends.

†	Ratios based on net assets applicable to common shares plus preferred shares (iMTP Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30,
		2016	2015	2014	2013	2012
Expenses excluding interest and fees	1.09%	1.13%	1.11%	1.14%	1.18%	1.20%
Interest and fee expense	0.74%	0.51%	0.01%	0.02%	0.03%	0.02%
Total expenses	1.83%	1.64%	1.12%	1.16%	1.21%	1.22%
Net investment income	2.58%	2.77%	3.44%	3.55%	3.51%	3.59%

APS	–	Auction Preferred Shares
iMTP Shares	–	Institutional MuniFund Term Preferred Shares

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Trusts

May 31, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust) and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (each individually referred to as the Trust, and collectively, the Trusts), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Trusts’ investment objective is to provide current income exempt from regular federal income tax and taxes in its specified state.

The following is a summary of significant accounting policies of the Trusts. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Trust in a manner that fairly reflects the security’s value, or the amount that a Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of May 31, 2017, the Trusts had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Trust

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enters into agreements with service providers that may contain indemnification clauses. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

G  Floating Rate Notes Issued in Conjunction with Securities Held — The Trusts may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trusts account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes (net of unamortized deferred debt issuance costs) as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2017. Interest expense related to a Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2017, the amounts of the Trusts’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust

Floating Rate Notes Outstanding	$7,335,000	$910,000	$5,330,000	$16,210,000	$1,455,000
Interest Rate or Range of Interest Rates (%)	0.80 - 0.82	0.91	0.81	0.80 - 0.86	1.02
Collateral for Floating Rate Notes Outstanding	$9,421,599	$1,759,976	$7,881,194	$22,890,766	$1,994,883

For the six months ended May 31, 2017, the Trusts’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Ohio Trust

Average Floating Rate Notes Outstanding	$16,240,495	$1,257,885	$5,330,000	$16,210,000	$1,455,000
Average Interest Rate	0.97%	1.45%	1.41%	1.42%	1.57%

In certain circumstances, the Trusts may enter into shortfall and forbearance agreements with brokers by which a Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trusts had no shortfalls as of May 31, 2017.

The Trusts may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trusts’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trusts’ investment policies do not allow the Trusts to borrow money except as permitted by the 1940 Act. Management believes that the Trusts’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trusts’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trusts’ restrictions apply. Residual interest bonds held by the Trusts are securities exempt from registration under Rule 144A of the Securities Act of 1933.

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Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2017, as announced on July 7, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. All residual interest bonds held by the Trusts during the six months ended May 31, 2017 were Volcker Rule compliant. The effects of the Volcker Rule may make it more difficult for the Trusts to maintain current or desired levels of leverage and may cause the Trusts to incur additional expenses to maintain their leverage.

H  Financial Futures Contracts — Upon entering into a financial futures contract, a Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  When-Issued Securities and Delayed Delivery Transactions — The Trusts may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trusts maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to May 31, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trusts’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

L  New Accounting Pronouncement — During the six months ended May 31, 2017, the Trusts adopted the FASB’s Accounting Standards Update No. 2015-03, which provides guidance to simplify the presentation of debt issuance costs and became effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Pursuant to the new standard, the Trusts are required to present debt issuance costs in their Statement of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability. Prior to the change, such costs were presented by the Trusts as a deferred asset. This change in accounting had no impact on the Trusts’ net assets.

2  Auction Preferred Shares

Each Trust issued Auction Preferred Shares (APS) on March 1, 1999 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Trust’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Trust is in default for an extended period on its asset maintenance requirements, as defined in the Trusts’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

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On December 21, 2015, each Trust announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on February 23, 2016. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

APS Tendered and Redeemed	1,879	672	674	1,160
Redemption Amount	$44,861,125	$16,044,000	$16,091,750	$27,695,000

	New York Trust	Ohio Trust	Pennsylvania Trust

APS Tendered and Redeemed	1,184	736	679
Redemption Amount	$28,268,000	$17,572,000	$16,211,125

There were no transactions in APS during the six months ended May 31, 2017.

3  Institutional MuniFund Term Preferred Shares

On February 26, 2016, each Trust issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at May 31, 2017 was as follows:

Trust	iMTP Shares Issued and Outstanding

California Trust	1,879
Massachusetts Trust	672
Michigan Trust	674
New Jersey Trust	1,160
New York Trust	1,184
Ohio Trust	736
Pennsylvania Trust	679

The iMTP Shares are a form of preferred shares that represent stock of the Trusts. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of September 1, 2019, unless earlier redeemed or repurchased by a Trust. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At May 31, 2017, the spread to the SIFMA Municipal Swap Index Rate was 1.50% for California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After February 28, 2017, the iMTP Shares are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Trust is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Trust’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Trust may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Trust. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Trust’s Trustees.

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For financial reporting purposes, the liquidation value of the iMTP Shares (net of unamortized deferred offering costs) is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Trust in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized to the mandatory redemption date of September 1, 2019.

The carrying amount of the iMTP Shares at May 31, 2017 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2017.

The average liquidation preference of the iMTP Shares during the six months ended May 31, 2017 was as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Average Liquidation Preference of iMTP Shares	$46,975,000	$16,800,000	$16,850,000	$29,000,000

	New York Trust	Ohio Trust	Pennsylvania Trust

Average Liquidation Preference of iMTP Shares	$29,600,000	$18,400,000	$16,975,000

4  Distributions to Shareholders and Income Tax Information

Each Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and iMTP shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at May 31, 2017, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

APS Dividend Rates at May 31, 2017	1.31%	1.31%	1.33%	1.31%	1.33%	1.31%	1.31%
Dividends Accrued to APS Shareholders	$18,969	$20,160	$4,086	$27,146	$25,537	$26,855	$26,053
Average APS Dividend Rates	1.27%	1.24%	1.26%	1.23%	1.24%	1.25%	1.24%
Dividend Rate Ranges (%)	0.95 - 1.70	0.95 - 1.61	0.95 - 1.72	0.95 - 1.54	0.95 - 1.61	0.95 - 1.61	0.95 - 1.61

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trusts’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates as of May 31, 2017.

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The dividend rates for iMTP Shares at May 31, 2017, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates (annualized) for the six months then ended were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

iMTP Dividend Rates at May 31, 2017	2.28%	2.28%	2.28%	2.28%
Dividends Accrued to iMTP Shareholders	$537,894	$189,052	$189,270	$328,297
Average iMTP Dividend Rates	2.30%	2.26%	2.25%	2.27%

		New York Trust	Ohio Trust	Pennsylvania Trust

iMTP Dividend Rates at May 31, 2017		2.28%	2.28%	2.28%
Dividends Accrued to iMTP Shareholders		$329,484	$209,187	$188,488
Average iMTP Dividend Rates		2.23%	2.28%	2.23%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2016, the following Trusts, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Trust’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust

November 30, 2017	$4,084,290	$991,790	$337,540	$2,795,679	$3,171,310	$840,450	$—
November 30, 2018	355,871	—	34,334	1,512,852	671,928	41,243	329,527
November 30, 2019	5,299,748	1,780,081	345,052	4,137,608	3,607,489	1,169,431	1,724,760

Total capital loss carryforwards	$9,739,909	$2,771,871	$716,926	$8,446,139	$7,450,727	$2,051,124	$2,054,287

Deferred capital losses:
Short-term	$—	$150,876	$32,669	$790,636	$896,781	$239,067	$286,035
Long-term	$—	$—	$131,678	$823,876	$1,672,604	$—	$1,351,121

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The cost and unrealized appreciation (depreciation) of investments of each Trust at May 31, 2017, as determined on a federal income tax basis, were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Aggregate cost	$137,965,546	$55,479,090	$45,882,021	$89,936,802
Gross unrealized appreciation	$12,273,454	$5,253,775	$3,202,842	$7,261,907
Gross unrealized depreciation	(483,258)	(135,358)	(69,354)	(1,128,263)

Net unrealized appreciation	$11,790,196	$5,118,417	$3,133,488	$6,133,644

		New York Trust	Ohio Trust	Pennsylvania Trust

Aggregate cost		$100,848,081	$59,608,076	$52,841,214
Gross unrealized appreciation		$11,706,805	$6,116,714	$4,176,026
Gross unrealized depreciation		(313,356)	(77,558)	(400,922)

Net unrealized appreciation		$11,393,449	$6,039,156	$3,775,104

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. The fee is computed at an annual rate of 0.580% (0.595% prior to May 1, 2017) of each Trust’s average weekly gross assets, except for Massachusetts Trust, whose annual rate is 0.40%, and is payable monthly. Pursuant to a fee reduction agreement between each Trust and EVM that commenced on May 1, 2010, the annual adviser fee is reduced by 0.015% every May 1 thereafter for the next nineteen years. This annual fee reduction was accelerated to provide for an annual fee rate of 0.40% of Massachusetts Trust’s average weekly gross assets. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Trusts who are not interested persons of EVM or each Trust and by a vote of a majority of shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Trust, and the amount of any outstanding preferred shares issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Trust’s APS and iMTP Shares then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of each Trust and is computed at an annual rate of 0.20% of each Trust’s average weekly gross assets. For the six months ended May 31, 2017, the investment adviser fees and administration fees were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Investment Adviser Fee	$469,493	$123,078	$139,034	$295,750
Administration Fee	$158,497	$61,539	$46,937	$99,843

	New York Trust	Ohio Trust	Pennsylvania Trust

Investment Adviser Fee	$361,864	$195,912	$167,994
Administration Fee	$122,162	$66,138	$56,713

Trustees and officers of the Trusts who are members of EVM’s organization receive remuneration for their services to the Trusts out of the investment adviser fee. Trustees of the Trusts who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Trusts are officers of EVM.

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6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended May 31, 2017 were as follows:

	California Trust	Massachusetts Trust	Michigan Trust	New Jersey Trust

Purchases	$14,990,223	$4,984,643	$5,574,885	$5,508,101
Sales	$18,736,165	$5,844,234	$2,756,210	$5,275,980

		New York Trust	Ohio Trust	Pennsylvania Trust

Purchases		$11,075,488	$4,378,413	$2,361,459
Sales		$10,535,148	$2,322,658	$2,308,014

7  Common Shares of Beneficial Interest

The Trusts may issue common shares pursuant to their dividend reinvestment plans. For the six months ended May 31, 2017, there were no common shares issued by the Trusts. For the year ended November 30, 2016, the New York Trust issued 395 common shares pursuant to its dividend reinvestment plan and there were no common shares issued by the other Trusts.

On November 11, 2013, the Boards of Trustees of the Trusts authorized the repurchase by each Trust of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Trusts to purchase a specific amount of shares. There were no repurchases of common shares by the Trusts for the six months ended May 31, 2017 and the year ended November 30, 2016.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft, the Trusts are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Trust’s assets to the extent of any overdraft. At May 31, 2017, the California Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust had a payment due to SSBT pursuant to the foregoing arrangement of $108,021, $63,711, $306,774, $290,541 and $63,540, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at May 31, 2017. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at May 31, 2017. The Trusts’ average overdraft advances during the six months ended May 31, 2017 were not significant.

9  Financial Instruments

The Trusts may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at May 31, 2017 is included in the Portfolio of Investments. At May 31, 2017, the Trusts had sufficient cash and/or securities to cover commitments under these contracts.

Each Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trusts hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trusts enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

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Notes to Financial Statements (Unaudited) — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2017 were as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Liability Derivative:

Futures Contracts	$(78,148	)(1)	$(40,276	)(1)	$(52,534	)(1)	$(50,783	)(1)	$(17,511	)(1)
Total	$(78,148)		$(40,276)		$(52,534)		$(50,783)		$(17,511)

(1)	Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2017 was as follows:

	California Trust		Massachusetts Trust		New Jersey Trust		New York Trust		Pennsylvania Trust

Realized Gain (Loss) on Derivatives Recognized in Income	$(131,017	)(1)	$(57,508	)(1)	$(75,011	)(1)	$(72,511	)(1)	$(25,004	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$(115,731	)(2)	$(59,092	)(2)	$(77,076	)(2)	$(74,507	)(2)	$(25,692	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended May 31, 2017, which is indicative of the volume of this derivative type, was approximately as follows:

	California Trust	Massachusetts Trust	New Jersey Trust	New York Trust	Pennsylvania Trust

Average Notional Cost:
Futures Contracts — Short	$9,147,000	$3,497,000	$4,561,000	$4,409,000	$1,520,000

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Municipal Income Trusts

May 31, 2017

Notes to Financial Statements (Unaudited) — continued

At May 31, 2017, the hierarchy of inputs used in valuing the Trusts’ investments and open derivative instruments, which are carried at value, were as follows:

California Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$150,182,392	$—	$150,182,392
Taxable Municipal Securities	—	6,908,350	—	6,908,350

Total Investments	$—	$157,090,742	$—	$157,090,742

Liability Description

Futures Contracts	$(78,148)	$—	$—	$(78,148)

Total	$(78,148)	$—	$—	$(78,148)

Massachusetts Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$60,686,872	$—	$60,686,872
Taxable Municipal Securities	—	820,635	—	820,635

Total Investments	$—	$61,507,507	$—	$61,507,507

Liability Description

Futures Contracts	$(40,276)	$—	$—	$(40,276)

Total	$(40,276)	$—	$—	$(40,276)

Michigan Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$49,015,509	$—	$49,015,509

Total Investments	$—	$49,015,509	$—	$49,015,509

New Jersey Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$99,441,123	$—	$99,441,123
Taxable Municipal Securities	—	1,959,323	—	1,959,323

Total Investments	$—	$101,400,446	$—	$101,400,446

Liability Description

Futures Contracts	$(52,534)	$—	$—	$(52,534)

Total	$(52,534)	$—	$—	$(52,534)

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May 31, 2017

Notes to Financial Statements (Unaudited) — continued

New York Trust
Asset Description	Level 1	Level 2	Level 3*	Total

Tax-Exempt Municipal Securities	$—	$124,381,396	$—	$124,381,396
Taxable Municipal Securities	—	1,525,845	—	1,525,845
Corporate Bonds & Notes	—	1,852,361	—	1,852,361
Miscellaneous	—	—	691,928	691,928

Total Investments	$—	$127,759,602	$691,928	$128,451,530

Liability Description

Futures Contracts	$(50,783)	$—	$—	$(50,783)

Total	$(50,783)	$—	$—	$(50,783)

Ohio Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,102,232	$—	$67,102,232

Total Investments	$—	$67,102,232	$—	$67,102,232

Pennsylvania Trust
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$56,601,619	$—	$56,601,619
Taxable Municipal Securities	—	14,699	—	14,699

Total Investments	$—	$56,616,318	$—	$56,616,318

Liability Description

Futures Contracts	$(17,511)	$—	$—	$(17,511)

Total	$(17,511)	$—	$—	$(17,511)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the New York Trust.

The California Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, Ohio Trust and Pennsylvania Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs.

Level 3 investments held by the New York Trust at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended May 31, 2017 is not presented.

At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Annual Meeting of Shareholders (Unaudited)

Each Trust held its Annual Meeting of Shareholders on March 23, 2017. The following action was taken by the shareholders:

Item 1.  The election of Mark R. Fetting, William H. Park, Helen Frame Peters and Harriett Tee Taggart as Class III Trustees of each Trust for a three-year term expiring in 2020. Mr. Park was elected solely by APS and iMTP shareholders, referred to as Preferred Shareholders.

Trust	Nominee for Class III Trustee Elected by Preferred Shareholders: William H. Park	Nominee for Class III Trustee Elected by All Shareholders: Mark R. Fetting	Nominee for Class III Trustee Elected by All Shareholders: Helen Frame Peters	Nominee for Class III Trustee Elected by All Shareholders: Harriett Tee Taggart
California Trust
For	1,981	6,243,872	6,281,280	6,241,671
Withheld	0	212,471	175,063	214,672
Massachusetts Trust
For	791	2,493,968	2,498,842	2,498,842
Withheld	0	66,567	61,693	61,693
Michigan Trust
For	699	1,842,517	1,812,503	1,816,332
Withheld	0	30,487	60,501	56,672
New Jersey Trust
For	1,333	3,921,152	3,921,243	3,924,255
Withheld	0	168,821	168,730	165,718
New York Trust
For	1,348	4,661,655	4,677,819	4,676,794
Withheld	0	171,244	155,080	156,105
Ohio Trust
For	870	2,520,980	2,517,616	2,520,980
Withheld	0	89,878	93,242	89,878
Pennsylvania Trust
For	846	2,235,130	2,192,044	2,192,044
Withheld	0	49,249	92,335	92,335

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May 31, 2017

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 25, 2017, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2017. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•	A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•	Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2017, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and ten times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Trust

•	Eaton Vance Massachusetts Municipal Income Trust

•	Eaton Vance Michigan Municipal Income Trust

•	Eaton Vance New Jersey Municipal Income Trust

•	Eaton Vance New York Municipal Income Trust

•	Eaton Vance Ohio Municipal Income Trust

•	Eaton Vance Pennsylvania Municipal Income Trust

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond

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Board of Trustees’ Contract Approval — continued

team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing each Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board was aware that on April 24, 2017 a former employee of the Adviser agreed to plead guilty to fraud charges arising from the individual’s prior activities as an equity options trader for certain Eaton Vance Funds. The Board was informed that the Adviser became aware of the matter on April 18, 2017, at which time management contacted federal authorities, alerted the Board and began an internal investigation. The Adviser represented to the Board that, based on information available as of April 25, 2017, management had no reason to believe that any other employee of the Adviser or its affiliates was involved in any wrongful activities or that any fund had been materially harmed. The Adviser agreed to keep the Board fully apprised as additional information is learned, and assured the Board that any fund harmed by the former employee’s wrongful activities will be made whole, as determined in consultation with the Board. The Board concluded that the Adviser’s actions in response to these events are appropriate and consistent with the Adviser’s commitment to protect and provide quality services to the Eaton Vance Funds.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices and, where relevant, a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2016 for each Fund. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time through investments that focus on higher quality municipal bonds that often have longer maturities. In considering Eaton Vance Pennsylvania Municipal Income Trust, on the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory. In considering the performance of Eaton Vance New Jersey Municipal Income Trust, the Board noted the adverse impact of, among other things, the Fund’s security selection and its shortened duration relative to its benchmark. With respect to each other Fund, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2016, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. Additionally, the Board took into account the financial resources committed by the Adviser in structuring each Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of each Fund’s life. The Board also considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2017.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out

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Board of Trustees’ Contract Approval — continued

benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Funds are not continuously offered and that the Funds’ assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedules is not warranted at this time.

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May 31, 2017

Officers and Trustees

Officers of Eaton Vance Municipal Income Trusts

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Income Trusts

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of May 31, 2017, Trust records indicate that there are 14, 26, 11, 31, 20, 22 and 22 registered shareholders for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively, and approximately 2,296, 1,137, 1,344, 1,644, 2,073, 1,487 and 1,463 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Municipal Income Trust, Massachusetts Municipal Income Trust, Michigan Municipal Income Trust, New Jersey Municipal Income Trust, New York Municipal Income Trust, Ohio Municipal Income Trust and Pennsylvania Municipal Income Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

California Municipal Income Trust	CEV
Massachusetts Municipal Income Trust	MMV
Michigan Municipal Income Trust	EMI
New Jersey Municipal Income Trust	EVJ

New York Municipal Income Trust	EVY
Ohio Municipal Income Trust	EVO
Pennsylvania Municipal Income Trust	EVP

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

76

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7694    5.31.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	July 21, 2017